2012 Stock Option Plan (Details Textual) (USD $)	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 11, 2012	Mar. 31, 2014 Executives [Member]	Dec. 31, 2013 Executives [Member]	Mar. 31, 2014 Employees [Member]	Dec. 31, 2013 Employees [Member]	Mar. 31, 2014 Consultants [Member]	Dec. 31, 2013 Consultants [Member]	Nov. 12, 2013 2012 Stock Plan Nonqualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	475,000	475,000								475,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.89	$ 0.89								$ 0.89
Stock Granted, Value, Share-based Compensation, Gross	$ 151,053	$ 151,053		$ 87,452	$ 87,452	$ 15,900	$ 15,900	$ 47,701	$ 47,701
Adjustments to Additional Paid in Capital, Share-based Compensation, Stock Options, Requisite Service Period Recognition	$ 34,142